PROVISION FOR JUDICIAL LIABILITIES - Roll-forward and changes in the provision for probable losses, net of judicial deposits (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) lawsuit	Dec. 31, 2021 BRL (R$) lawsuit
Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	R$ 3,433,154	R$ 3,452,871
Payments	(79,961)	(108,042)
Write-off	(189,070)	(135,134)
Additions	228,432	185,740
Monetary adjustment	47,599	37,719
Provision balance	3,440,154	3,433,154
Judicial deposits	(183,844)	(200,542)
Balance provision at the end for the period	3,256,310	3,232,612
Tax and social security | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	477,096	476,070
Payments	(14,948)	(21,155)
Write-off	(71,446)	(5,807)
Additions	14,036	17,718
Monetary adjustment	15,177	10,270
Provision balance	419,915	477,096
Judicial deposits	(149,951)	(135,590)
Balance provision at the end for the period	R$ 269,964	R$ 341,506
Number of administrative proceedings and lawsuits | lawsuit	31	50
Labor | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	R$ 178,925	R$ 217,180
Payments	(44,516)	(37,368)
Write-off	(53,211)	(105,366)
Additions	157,562	88,777
Monetary adjustment	17,045	15,702
Provision balance	255,805	178,925
Judicial deposits	(12,270)	(45,302)
Balance provision at the end for the period	R$ 243,535	R$ 133,623
Number of lawsuits | lawsuit	1,117	987
Civil, environment and real estate | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	R$ 82,592	R$ 50,368
Payments	(20,497)	(49,519)
Write-off	(15,577)	(9,249)
Additions	56,834	79,245
Monetary adjustment	15,377	11,747
Provision balance	118,729	82,592
Judicial deposits	(21,623)	(19,650)
Balance provision at the end for the period	R$ 97,106	R$ 62,942
Number of lawsuits | lawsuit	66	57
Contingent liabilities assumed | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	R$ 2,694,541	R$ 2,709,253
Write-off	(48,836)	(14,712)
Provision balance	2,645,705	2,694,541
Balance provision at the end for the period	2,645,705	2,694,541
Tax contingent liabilities | Possible or remote probability of loss | Fibria
PROVISION FOR JUDICIAL LIABILITIES
Estimate of possible loss	2,448,564	2,496,358
Civil contingent liabilities | Possible or remote probability of loss | Fibria
PROVISION FOR JUDICIAL LIABILITIES
Estimate of possible loss	R$ 197,141	R$ 198,183